UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund,

                Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 12/31/2012

Item 1 – Report to Stockholders

DECEMBER 31, 2012

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK ®

BlackRock Basic Value Fund, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Dear Shareholder

Financial markets substantially improved in 2012 as compared to the prior year, due largely to central bank intervention and considerable relief from the global turmoil seen in 2011. Although 2012 brought its share of headwinds, the strongest returns came from higher-risk asset classes as investors reached for yield in an environment of extremely low interest rates.

The year opened with investor confidence on the rise as global liquidity had been restored and financial news headlines became less daunting. Equity markets moved higher through the first two months of 2012, while climbing US Treasury yields pressured higher-quality fixed income assets. However, markets reversed course in the spring when Europe’s debt crisis boiled over once again. Political instability in Greece and severe deficit and liquidity problems in Spain raised the prospect of a euro collapse. Government borrowing costs in peripheral European countries soared while the region’s finance leaders deliberated over the fiscal integration of the currency bloc. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. In the United States, disappointing jobs reports signaled that the recovery was losing steam. Risk assets sold off as investors retreated to safe-haven assets.

As the outlook for the global economy worsened, investors grew increasingly optimistic that the world’s largest central banks soon would intervene to stimulate growth. This theme, along with increased cooperation among finance ministers in Europe, fueled a powerful risk-asset rebound in June. In July, the European Central Bank (“ECB”) president stated that the bank would do “whatever it takes” to preserve the euro currency bloc. This assurance along with expectations for policy stimulus from central banks in Europe and the United States drove most asset classes higher through the summer. Early in September, the ECB announced its decision to support the eurozone’s troubled peripheral countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced an aggressive stimulus package involving open-ended monthly purchases of agency mortgage-backed securities.

Going into the fall, US stocks slid on lackluster corporate earnings reports and market volatility rose leading up to the US Presidential election. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013 (known as the “fiscal cliff”) threatened to push the nation into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a budget deal prior to the deadline drove high levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the worst of the fiscal cliff with a last-minute tax deal. Relief from US fiscal worries, however, was only partial as decisions relating to spending cuts and the debt ceiling remained pending as financial markets closed for the year.

All major asset classes generated positive returns for the 6- and 12-month periods ended December 31, 2012. Riskier assets outperformed higher quality investments as investors sought meaningful returns in a low interest rate environment. International and emerging market equities were the strongest performers. US Treasury yields were volatile, but declined overall, resulting in moderate gains for higher quality fixed income sectors. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

The New Year brings a host of unknowns, but we believe new opportunities abound. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. With access to every asset class, geography and investment style, and extensive market intelligence, we help investors of all sizes build dynamic, diverse portfolios to achieve better, more consistent returns over time. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Although 2012 brought its share of headwinds, the strongest returns came from higher-risk asset classes as investors reached for yield in an environment of extremely low interest rates.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2012

	6-month	12-month
US large cap equities	5.95%	16.00%
(S&P 500® Index)
US small cap equities	7.20	16.35
(Russell 2000® Index)
International equities	13.95	17.32
(MSCI Europe, Australasia,
Far East Index)
Emerging market	13.75	18.22
equities (MSCI Emerging
Markets Index)
3-month Treasury bill	0.07	0.11
(BofA Merrill Lynch
3-Month US Treasury
Bill Index)
US Treasury securities	0.71	4.18
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	1.80	4.21
bonds (Barclays US
Aggregate Bond Index)
Tax-exempt municipal	3.15	7.42
bonds (S&P Municipal
Bond Index)
US high yield bonds	7.97	15.78
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2012	BlackRock Basic Value Fund, Inc.

Investment Objective

BlackRock Basic Value Fund, Inc.’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.

Portfolio Management Commentary

How did the Fund perform?

—

For the six-month period ended December 31, 2012, through its investment in Master Basic Value LLC (the “Master LLC”), the Fund’s Institutional Shares outperformed the benchmark, the Russell 1000® Value Index. For the same period, the Fund’s Investor A Shares performed in line with the benchmark index, while the Investor B, Investor C and R Shares underperformed. Also during the period, all of the Fund’s share classes outperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

—

The Fund benefited from the Master LLC’s investments in the financials sector, with holdings in the insurance industry accounting for much of the positive performance. Most notably, shares of Hartford Financial Services Group, Inc. soared as the company successfully sold its non-core businesses and demonstrated progress toward its overall restructuring. Elsewhere in financials, a significant position in Citigroup, Inc. boosted results as the company’s new management team made efforts to increase value to its shareholders. In addition, the improving macro environment provided a tailwind as European risks waned and allowed for better-than-expected capital markets activity. Stock selection in the health care sector also had a positive impact on performance, with shares of Baxter International, Inc. (health care equipment & supplies) climbing steadily over the period after raising its quarterly dividend in July. The Master LLC’s only investment in the biotechnology industry was Amgen, Inc., which rose more than 38% before the Master LLC eliminated the stock near its peak price as it had become expensive. In the energy sector, the Master LLC’s underweight to integrated oil companies, specifically Exxon Mobil Corp. and Chevron Corp., proved beneficial, as did investments in energy services providers Ensco Plc and Halliburton Co.

—

The Master LLC’s overall sector allocation detracted from relative performance during the period. The Master LLC held underweights in the strong-performing consumer discretionary and financials sectors and an overweight in the struggling information technology (“IT”) sector. Also having a negative impact on performance was stock selection in materials, where shares of E.I. du Pont de Nemours & Co. declined on a disappointing earnings report and a lowered forecast for the forthcoming year amid weakening demand for its products in the auto, construction and solar panel markets. In the IT sector, holdings of The Western Union Co. and Corning, Inc. hurt results as both companies delivered disappointing quarterly earnings results during the period.

Describe recent portfolio activity.

—

During the 6-month period, the Master LLC achieved greater diversification by substantially increasing the number of holdings, which led to larger allocations to the financials and consumer discretionary sectors. These additions were offset by significant reductions in the materials and IT sectors. Notable positions initiated during the period included Northrop Grumman Corp. and Occidental Petroleum Corp. The Master LLC eliminated sizable positions in PepsiCo, Inc., The Walt Disney Co. and Micron Technology, Inc.

Describe portfolio positioning at period end.

—

Relative to the Russell 1000® Value Index, the Master LLC ended the period with its largest sector overweights in health care and consumer discretionary, and its most significant underweights in utilities and materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Total Return Based on a $10,000 Investment

[1]     Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory and administration fees. Institutional Shares do not have a sales charge.

[2]     The Fund invests all of its assets in the Master LLC. The Master LLC invests primarily in equity securities that management of the Master LLC believes are undervalued, which means that their prices are less than management of the Master LLC believes they are worth.

[3]     This index is a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

[4]     This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2012

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge

Institutional	8.27%	14.10%	N/A	0.85%	N/A	7.03%	N/A
Investor A	8.15	13.78	7.81%	0.55	(0.53)%	6.74	6.16%
Investor B	7.50	12.62	8.12	(0.40)	(0.76)	6.03	6.03
Investor C	7.67	12.83	11.83	(0.28)	(0.28)	5.88	5.88
Class R	7.93	13.36	N/A	0.17	N/A	6.44	N/A
S&P 500® Index	5.95	16.00	N/A	1.66	N/A	7.10	N/A
Russell 1000® Value Index	8.13	17.51	N/A	0.59	N/A	7.38	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period[6]	Annualized Expense Ratio

Institutional	$1,000.00	$1,082.70	$ 2.89	$1,000.00	$1,022.43	$ 2.80	0.55%
Investor A	$1,000.00	$1,081.50	$ 4.41	$1,000.00	$1,020.97	$ 4.28	0.84%
Investor B	$1,000.00	$1,075.00	$10.46	$1,000.00	$1,015.12	$10.16	2.00%
Investor C	$1,000.00	$1,076.70	$ 8.69	$1,000.00	$1,016.84	$ 8.44	1.66%
Class R	$1,000.00	$1,079.30	$ 6.34	$1,000.00	$1,019.11	$ 6.16	1.21%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master LLC, the expense table example reflects the net expenses of both the Fund and the Master LLC in which it invests.

[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	5

About Fund Performance

—	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

—	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

—

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain qualified employee benefit plans.

—

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

—	Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of

0.25% per year. These shares are available only to certain retirement and other similar plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2012 and held through December 31, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Statement of Assets and Liabilities	BlackRock Basic Value Fund, Inc.

December 31, 2012 (Unaudited)
Assets
Investments at value — Master LLC (cost — $2,842,378,396)	$3,760,330,066
Withdrawals receivable from the Master LLC	6,623,471
Capital shares sold receivable	6,196,804
Prepaid expenses	35,679

Total assets	3,773,186,020

Liabilities
Capital shares redeemed payable	12,820,275
Transfer agent fees payable	833,633
Service and distribution fees payable	659,403
Other affiliates payable	81,581
Officer’s fees payable	1,199
Other accrued expenses payable	162,887

Total liabilities	14,558,978

Net Assets	$3,758,627,042

Net Assets Consist of
Paid-in capital	$2,876,700,096
Distributions in excess of net investment income	(3,547,717)
Accumulated net realized loss allocated from the Master LLC	(32,477,007)
Net unrealized appreciation/depreciation allocated from the Master LLC	917,951,670

Net Assets	$3,758,627,042

Net Asset Value
Institutional – Based on net assets of $1,915,110,982 and 75,304,691 shares outstanding, 400 million shares authorized, $0.10 par value	$25.43

Investor A – Based on net assets of $1,449,130,147 and 57,350,092 shares outstanding, 200 million shares authorized, $0.10 par value	$25.27

Investor B – Based on net assets of $30,353,983 and 1,208,896 shares outstanding, 400 million shares authorized, $0.10 par value	$25.11

Investor C – Based on net assets of $347,307,245 and 14,720,654 shares outstanding, 200 million shares authorized, $0.10 par value	$23.59

Class R – Based on net assets of $16,724,685 and 683,687 shares outstanding, 400 million shares authorized, $0.10 par value	$24.46

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	7

Statement of Operations	BlackRock Basic Value Fund, Inc.

Six Months Ended December 31, 2012 (Unaudited)
Investment Income
Net investment income allocated from the Master LLC:
Dividends – unaffiliated	$52,570,593
Foreign taxes withheld	(174,756)
Securities lending – affiliated – net	35,903
Dividends – affiliated	37,134
Expenses	(8,560,159)
Fees waived	16,877

Total income	43,925,592

Fund Expenses
Service – Investor A	1,859,040
Service and distribution – Investor B	181,226
Service and distribution – Investor C	1,828,799
Service and distribution – Class R	46,537
Transfer agent – Institutional	1,101,963
Transfer agent – Investor A	1,135,467
Transfer agent – Investor B	100,516
Transfer agent – Investor C	392,441
Transfer agent – Class R	26,981
Registration	47,168
Printing	46,587
Professional	41,402
Officer	1,749
Miscellaneous	11,547

Total expenses	6,821,423

Less transfer agent fees waived and/or reimbursed – Class R	(2,281)

Total expenses after fees waived and/or reimbursed	6,819,142

Net investment income	37,106,450

Realized and Unrealized Gain Allocated from the Master LLC
Net realized gain from investments	130,589,788
Net change in unrealized appreciation/depreciation on investments	144,467,294

Total realized and unrealized gain	275,057,082

Net Increase in Net Assets Resulting from Operations	$312,163,532

See Notes to Financial Statements.

8	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Statements of Changes in Net Assets	BlackRock Basic Value Fund, Inc.

	Six Months Ended
	December 31,	Year Ended
	2012	June 30,
Decrease in Net Assets:	(Unaudited)	2012
Operations
Net investment income	$37,106,450	$70,113,290
Net realized gain	130,589,788	242,073,243
Net change in unrealized appreciation/depreciation	144,467,294	(400,107,926)

Net increase (decrease) in net assets resulting from operations	312,163,532	(87,921,393)

Dividends to Shareholders From[1]
Net investment income:
Institutional	(39,499,826)	(44,756,218)
Investor A	(26,343,056)	(23,578,643)
Investor B	(111,020)	(184,732)
Investor C	(3,808,938)	(3,196,739)
Class R	(237,160)	(283,702)
Net realized gain:
Institutional	(121,781,637)	(21,277,704)
Investor A	(93,798,916)	(13,463,688)
Investor B	(2,100,540)	(541,462)
Investor C	(24,212,926)	(3,852,392)
Class R	(1,148,060)	(210,225)

Decrease in net assets resulting from dividends and distributions to shareholders	(313,042,079)	(111,345,505)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(172,217,584)	(638,737,698)

Net Assets
Total decrease in net assets	(173,096,131)	(838,004,596)
Beginning of period	3,931,723,173	4,769,727,769

End of period	$3,758,627,042	$3,931,723,173

Undistributed (distributions in excess of) net investment income	$(3,547,717)	$29,345,833

1 Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	9

Financial Highlights	BlackRock Basic Value Fund, Inc.

	Institutional
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2012
	(Unaudited)		2012	2011		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$25.64		$26.94	$21.27		$18.99	$26.12	$33.96

Net investment income[1]	0.28		0.48	0.40		0.43	0.50	0.54
Net realized and unrealized gain (loss)	1.81		(1.07)	5.68		2.31	(6.60)	(6.28)

Net increase (decrease) from investment operations	2.09		(0.59)	6.08		2.74	(6.10)	(5.74)

Dividends and distributions from:[2]
Net investment income	(0.56)		(0.48)	(0.41)		(0.46)	(0.57)	(0.28)
Net realized gain	(1.74)		(0.23)	–		–	(0.46)	(1.82)

Total dividends and distributions	(2.30)		(0.71)	(0.41)		(0.46)	(1.03)	(2.10)

Net asset value, end of period	$25.43		$25.64	$26.94		$21.27	$18.99	$26.12

Total Investment Return[3]
Based on net asset value	8.27%[4]		(2.05)%	28.76%		14.28%	(23.67)%	(17.84)%

Ratios to Average Net Assets[5]
Total expenses	0.55%	[6,7]	0.56% [6]	0.55%	[6]	0.55%	0.58%	0.53%

Total expenses after fees waived and/or reimbursed	0.55%	[6,7]	0.56% [6]	0.55%	[6]	0.55%	0.58%	0.53%

Net investment income	2.11%	[6,7]	1.88% [6]	1.57%	[6]	1.93%	2.54%	1.76%

Supplemental Data
Net assets, end of period (000)	$1,915,111		$2,066,925	$2,552,926		$1,956,794	$1,747,444	$2,721,795

Portfolio turnover of the Master LLC	24%		38%	64%		48%	38%	45%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor A
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2012
	(Unaudited}		2012	2011		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$25.45		$26.75	$21.12		$18.86	$25.94	$33.78

Net investment income[1]	0.24		0.40	0.32		0.36	0.44	0.45
Net realized and unrealized gain (loss)	1.81		(1.07)	5.64		2.30	(6.56)	(6.24)

Net increase (decrease) from investment operations	2.05		(0.67)	5.96		2.66	(6.12)	(5.79)

Dividends and distributions from:[2]
Net investment income	(0.49)		(0.40)	(0.33)		(0.40)	(0.50)	(0.23)
Net realized gain	(1.74)		(0.23)	–		–	(0.46)	(1.82)

Total dividends and distributions	(2.23)		(0.63)	(0.33)		(0.40)	(0.96)	(2.05)

Net asset value, end of period	$25.27		$25.45	$26.75		$21.12	$18.86	$25.94

Total Investment Return[3]
Based on net asset value	8.15%	[4]	(2.39)%	28.36%		13.97%	(23.93)%	(18.08)%

Ratios to Average Net Assets[5]
Total expenses	0.85%	[6,7]	0.86% [6]	0.84%	[6]	0.86%	0.89%	0.82%

Total expenses after fees waived and/or reimbursed	0.84%	[6,7]	0.86% [6]	0.84%	[6]	0.86%	0.89%	0.82%

Net investment income	1.83%	[6,7]	1.59% [6]	1.28%	[6]	1.62%	2.24%	1.48%

Supplemental Data
Net assets, end of period (000)	$1,449,130		$1,439,411	$1,652,159		$1,461,423	$1,388,725	$2,026,095

Portfolio turnover of the Master LLC	24%		38%	64%		48%	38%	45%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	11

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor B
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2012
	(Unaudited}		2012	2011		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$25.08		$26.27	$20.69		$18.45	$25.30	$33.10

Net investment income[1]	0.09		0.14	0.08		0.16	0.26	0.19
Net realized and unrealized gain (loss)	1.77		(1.02)	5.53		2.23	(6.41)	(6.10)

Net increase (decrease) from investment operations	1.86		(0.88)	5.61		2.39	(6.15)	(5.91)

Dividends and distributions from:[2]
Net investment income	(0.09)		(0.08)	(0.03)		(0.15)	(0.24)	(0.07)
Net realized gain	(1.74)		(0.23)	—		—	(0.46)	(1.82)

Total dividends and distributions	(1.83)		(0.31)	(0.03)		(0.15)	(0.70)	(1.89)

Net asset value, end of period	$25.11		$25.08	$26.27		$20.69	$18.45	$25.30

Total Investment Return[3]
Based on net asset value	7.50%	[4]	(3.31)%	27.15%		12.88%	(24.60)%	(18.76)%

Ratios to Average Net Assets[5]
Total expenses	2.00%	[6,7]	1.87% [6]	1.81%	[6]	1.79%	1.79%	1.66%

Total expenses after fees waived and/or reimbursed	2.00%	[6,7]	1.86% [6]	1.81%	[6]	1.79%	1.79%	1.66%

Net investment income	0.65%	[6,7]	0.58% [6]	0.32%	[6]	0.73%	1.34%	0.62%

Supplemental Data
Net assets, end of period (000)	$30,354		$41,283	$75,481		$101,508	$168,115	$389,812

Portfolio turnover of the Master LLC	24%		38%	64%		48%	38%	45%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor C
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2012
	(Unaudited}		2012	2011		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$23.80		$25.03	$19.78		$17.70	$24.37	$31.97

Net investment income[1]	0.13		0.18	0.11		0.17	0.26	0.19
Net realized and unrealized gain (loss)	1.67		(0.99)	5.29		2.15	(6.17)	(5.87)

Net increase (decrease) from investment operations	1.80		(0.81)	5.40		2.32	(5.91)	(5.68)

Dividends and distributions from:[2]
Net investment income	(0.27)		(0.19)	(0.15)		(0.24)	(0.30)	(0.10)
Net realized gain	(1.74)		(0.23)	–		–	(0.46)	(1.82)

Total dividends and distributions	(2.01)		(0.42)	(0.15)		(0.24)	(0.76)	(1.92)

Net asset value, end of period	$23.59		$23.80	$25.03		$19.78	$17.70	$24.37

Total Investment Return[3]
Based on net asset value	7.67%	[4]	(3.16)%	27.36%		13.01%	(24.57)%	(18.71)%

Ratios to Average Net Assets[5]
Total expenses	1.66%	[6,7]	1.67% [6]	1.66%	[6]	1.68%	1.72%	1.62%

Total expenses after fees waived and/or reimbursed	1.66%	[6,7]	1.67% [6]	1.66%	[6]	1.68%	1.72%	1.62%

Net investment income	1.01%	[6,7]	0.77% [6]	0.46%	[6]	0.80%	1.40%	0.68%

Supplemental Data
Net assets, end of period (000)	$347,307		$365,319	$465,007		$413,806	$413,576	$675,654

Portfolio turnover of the Master LLC	24%		38%	64%		48%	38%	45%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	13

Financial Highlights (concluded)	BlackRock Basic Value Fund, Inc.

	Class R
	Six Months
	Ended		Year Ended June 30,
	December 31,
	2012
	(Unaudited)		2012	2011		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$24.63		$25.90	$20.48		$18.31	$25.19	$32.92

Net investment income[1]	0.19		0.30	0.23		0.27	0.35	0.33
Net realized and unrealized gain (loss)	1.74		(1.03)	5.46		2.23	(6.37)	(6.06)

Net increase (decrease) from investment operations	1.93		(0.73)	5.69		2.50	(6.02)	(5.73)

Dividends and distributions from:[2]
Net investment income	(0.36)		(0.31)	(0.27)		(0.33)	(0.40)	(0.18)
Net realized gain	(1.74)		(0.23)	–		–	(0.46)	(1.82)

Total dividends and distributions	(2.10)		(0.54)	(0.27)		(0.33)	(0.86)	(2.00)

Net asset value, end of period	$24.46		$24.63	$25.90		$20.48	$18.31	$25.19

Total Investment Return[3]
Based on net asset value	7.93%	[4]	(2.73)%	27.89%		13.51%	(24.21)%	(18.37)%

Ratios to Average Net Assets[5]
Total expenses	1.23%	[6,7]	1.22% [6]	1.23%	[6]	1.22%	1.29%	1.18%

Total expenses after fees waived and/or reimbursed	1.21%	[6,7]	1.20% [6]	1.23%	[6]	1.22%	1.29%	1.18%

Net investment income	1.44%	[6,7]	1.23% [6]	0.93%	[6]	1.27%	1.83%	1.12%

Supplemental Data
Net assets, end of period (000)	$16,725		$18,785	$24,155		$19,858	$18,918	$27,849

Portfolio turnover of the Master LLC	24%		38%	64%		48%	38%	45%

[1]	Based on average shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.
[7]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Notes to Financial Statements (Unaudited)	BlackRock Basic Value Fund, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at December 31, 2012 was 99.5%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Reorganization: The Board of Directors (the “Board”) of the Fund and the Board of Directors and shareholders of BlackRock Focus Value Fund, Inc. (“Focus Value”) approved the reorganization of Focus Value into the Fund pursuant to which the Fund acquired substantially all of the assets and assumed certain stated liabilities of Focus Value in exchange for an equal aggregate value of the Fund’s shares.

Each shareholder of Focus Value received shares of the Fund with the same class designation and an amount equal to the aggregate NAV of such shareholder’s Focus Value shares, as determined at the close of business on September 9, 2011.

On September 12, 2011, all of the portfolio securities previously held by Focus Value were subsequently contributed by the Fund to the Master LLC in exchange for an investment in the Master LLC.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

	Focus Value Shares Prior to Reorganization	Conversion Ratio	Shares of the Fund
Institutional	5,618,400	0.42495008	2,387,540
Investor A	5,701,161	0.42393549	2,416,924
Investor B	137,632	0.38962308	53,625
Investor C	1,275,602	0.39145529	499,341
Class R	99,019	0.39815134	39,425

Focus Value’s net assets and composition of net assets on September 9, 2011, the date of the reorganization, were as follows:

Net Assets	Paid-In Capital	Accumulated Net Realized Loss	Net Unrealized Appreciation
$122,440,102	$161,536,656	$(43,595,011)	$4,498,457

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from Focus Value was carried forward by the Master to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of the Fund before the acquisition were $3,951,974,980. The aggregate net assets of the Fund immediately after the acquisition amounted to $4,074,415,082. Focus Value’s fair value and cost of investments prior to the reorganization were $122,671,903 and $118,173,446, respectively.

The purpose of this transaction was to combine two funds managed by BlackRock Advisors, LLC, Focus Value’s manager and the Fund’s administrator (the “Administrator”), with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on September 12, 2011.

Assuming the acquisition had been completed on July 1, 2011, the beginning of the annual reporting period of the Fund, the pro forma results of operations for the year ended June 30, 2012, are as follows:

—	Net investment income: $70,184,616
—	Net realized and change in unrealized gain/loss on investments: $(186,300,888)
—	Net decrease in net assets resulting from operations: $(116,116,272)

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	15

Notes to Financial Statements (continued)	BlackRock Basic Value Fund, Inc.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Focus Value that have been included in the Fund’s Statement of Changes in Net Assets since September 12, 2011. Reorganization costs incurred by the Fund in connection with the reorganization were expensed by the Fund.

In connection with the reorganization, the Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses of Class R Shares to 1.22% of Class R Shares average daily net assets. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to November 1, 2013 unless approved by the Board, including a majority of the independent directors.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted for utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The portion of distributions that exceeds the Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of the Fund’s taxable income and net capital gains, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. Capital losses carried forward from years beginning before 2011 do not reduce earnings and profits, even if such carried forward losses offset current year realized gains. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended June 30, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Administration Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (“the Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). Currently the Fund pays the Administrator no fees pursuant to the agreement. The Fund does not pay an investment advisory fee or investment management fee.

The Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business, in order to limit expenses of Class R Shares to 1.22% of Class R Shares average daily net assets. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to November 1, 2013 unless approved by the Board, including a majority of the independent directors. For the six months ended December 31, 2012, the Administrator waived $2,281, which is shown as transfer agent fees waived and/or reimbursed – Class R.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid

16	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Notes to Financial Statements (continued)	BlackRock Basic Value Fund, Inc.

monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended December 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $26,917.

For the six months ended December 31, 2012, affiliates received CDSCs as follows:

Investor A	$1,700
Investor B	$8,012
Investor C	$7,785

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2012, the Fund paid the following to affiliates in return for these services, which is included in transfer agent – class specific in the Statement of Operations:

Institutional	$185,649
Investor A	$79

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2012, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statement of Operations:

Institutional	$9,144
Investor A	$10,782
Investor B	$699
Investor C	$3,019
Class R	$156

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer.

3. Income Tax Information:

As of June 30, 2012, the Fund had a capital loss carryforward, subject to limitation, available to offset future realized capital gains of $23,640,800, all of which is due to expire June 30, 2017.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	17

Notes to Financial Statements (concluded)	BlackRock Basic Value Fund, Inc.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2012		Year Ended June 30, 2012
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,930,749	$131,461,743	21,796,353	$550,202,743
Shares issued resulting from reorganization	–	–	2,387,540	54,759,174
Shares issued in reinvestment of dividends and distributions	5,857,925	147,326,300	2,478,311	60,098,058
Shares redeemed	(16,103,415)	(435,444,457)	(40,799,999)	(1,058,403,160)

Net decrease	(5,314,741)	$(156,656,414)	(14,137,795)	$(393,343,185)

Investor A
Shares sold and automatic conversion of shares	2,965,413	$78,188,708	6,830,671	$169,378,542
Shares issued resulting from reorganization	–	–	2,416,924	55,001,948
Shares issued in reinvestment of dividends and distributions	4,298,067	107,407,079	1,366,578	32,948,465
Shares redeemed	(6,461,420)	(170,684,555)	(15,833,447)	(391,777,378)

Net increase (decrease)	802,060	$14,911,232	(5,219,274)	$(134,448,423)

Investor B
Shares sold	42,614	$1,108,585	146,038	$3,587,851
Shares issued resulting from reorganization	–	–	53,625	1,196,214
Shares issued in reinvestment of dividends and distributions	76,373	1,897,876	25,961	619,956
Shares redeemed and automatic conversion of shares	(556,067)	(14,423,427)	(1,452,669)	(35,817,961)

Net decrease	(437,080)	$(11,416,966)	(1,227,045)	$(30,413,940)

Investor C
Shares sold	427,840	$10,514,689	1,766,212	$40,906,527
Shares issued resulting from reorganization	–	–	499,341	10,614,793
Shares issued in reinvestment of dividends and distributions	1,020,527	23,828,536	261,740	5,928,542
Shares redeemed	(2,077,055)	(51,317,705)	(5,759,013)	(133,715,238)

Net decrease	(628,688)	$(16,974,480)	(3,231,720)	$(76,265,376)

Class R
Shares sold	77,190	$1,968,913	266,312	$6,483,991
Shares issued in the reorganization	–	–	39,425	867,973
Shares issued in reinvestment of dividends and distributions	57,241	1,385,218	21,084	492,930
Shares redeemed	(213,366)	(5,435,087)	(496,978)	(12,111,668)

Net decrease	(78,935)	$(2,080,956)	(170,157)	$(4,266,774)
Total Net Decrease	(5,657,384)	$(172,217,584)	(23,985,991)	$(638,737,698)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Master LLC Portfolio Information	Master Basic Value LLC

As of December 31, 2012

Ten Largest Holdings	Percent of Long-Term Investments
JPMorgan Chase & Co.	4%
Pfizer, Inc.	4
Citigroup, Inc.	4
Wells Fargo & Co.	3
Merck & Co., Inc.	3
Exxon Mobil Corp.	3
General Electric Co.	3
Johnson & Johnson	3
Marathon Oil Corp.	3
Medtronic, Inc.	3

Sector Allocation[1]	Percent of Long-Term Investments
Financials	28%
Health Care	18
Energy	15
Industrials	10
Consumer Discretionary	10
Information Technology	8
Consumer Staples	6
Utilities	2
Telecommunication Services	2
Materials	1
[1]

For Master LLC compliance purposes, the Master LLC’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	19

Schedule of Investments December 31,2012 (Unaudited)	Master Basic Value LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 3.2%
Honeywell International, Inc.	975,000	$61,883,250
Northrop Grumman Corp.	617,400	41,723,892
Raytheon Co.	303,500	17,469,460

		121,076,602
Airlines – 0.2%
Delta Air Lines, Inc. (a)	500,300	5,938,561
Auto Components – 0.9%
Lear Corp.	554,300	25,963,412
TRW Automotive Holdings Corp. (a)	160,800	8,620,488

		34,583,900
Automobiles – 1.3%
Ford Motor Co.	3,200,200	41,442,590
General Motors Co. (a)	227,100	6,547,293

		47,989,883
Capital Markets – 0.4%
State Street Corp.	326,200	15,334,662
Chemicals – 0.4%
E.I. du Pont de Nemours & Co.	353,000	15,874,410
Commercial Banks – 5.2%
Regions Financial Corp.	2,975,900	21,188,408
U.S. Bancorp	1,631,175	52,099,729
Wells Fargo & Co.	3,642,500	124,500,650

		197,788,787
Commercial Services & Supplies – 1.9%
The ADT Corp.	695,887	32,351,787
Tyco International Ltd.	1,304,775	38,164,669

		70,516,456
Communications Equipment – 2.4%
Cisco Systems, Inc.	4,508,000	88,582,200
Construction & Engineering – 0.4%
Jacobs Engineering Group, Inc. (a)(b)	384,800	16,380,936
Consumer Finance – 0.6%
Capital One Financial Corp.	367,100	21,266,103
Diversified Financial Services – 8.1%
Citigroup, Inc.	3,577,730	141,534,999
JPMorgan Chase & Co.	3,406,800	149,796,996
The NASDAQ OMX Group, Inc.	631,800	15,801,318

		307,133,313
Diversified Telecommunication Services – 2.0%
AT&T Inc.	844,300	28,461,353
Verizon Communications, Inc.	1,113,600	48,185,472

		76,646,825
Electric Utilities – 1.0%
FirstEnergy Corp.	54,600	2,280,096
NV Energy, Inc.	498,100	9,035,534

Common Stocks	Shares	Value
Electric Utilities (concluded)
PPL Corp.	466,600	$13,358,758
The Southern Co.	283,000	12,115,230

		36,789,618
Electronic Equipment, Instruments & Components – 1.2%
Corning, Inc.	3,665,000	46,252,300
Energy Equipment & Services – 2.8%
Ensco Plc, Class A	422,133	25,024,044
Halliburton Co.	1,096,800	38,047,992
Noble Corp.	925,669	32,231,795
Transocean Ltd.	270,000	12,055,500

		107,359,331
Food & Staples Retailing – 1.7%
The Kroger Co.	2,162,700	56,273,454
Walgreen Co.	203,900	7,546,339

		63,819,793
Food Products – 1.7%
Archer-Daniels-Midland Co.	83,100	2,276,109
Unilever NV - NY Regular Shares	1,650,400	63,210,320

		65,486,429
Gas Utilities – 0.3%
UGI Corp.	324,300	10,607,853
Health Care Equipment & Supplies – 5.0%
Baxter International, Inc.	227,200	15,145,152
Medtronic, Inc.	2,359,441	96,784,270
St. Jude Medical, Inc.	669,200	24,184,888
Stryker Corp.	458,800	25,151,416
Zimmer Holdings, Inc.	426,400	28,423,824

		189,689,550
Health Care Providers & Services – 0.7%
Aetna, Inc.	530,700	24,571,410
Household Durables – 0.2%
Garmin Ltd.	165,600	6,759,792
Household Products – 2.7%
Energizer Holdings, Inc.	362,640	29,003,947
Kimberly-Clark Corp.	529,700	44,722,571
The Procter & Gamble Co.	416,600	28,282,974

		102,009,492
Industrial Conglomerates – 3.1%
General Electric Co.	5,598,000	117,502,020
Insurance – 12.5%
ACE Ltd.	883,300	70,487,340
Aflac, Inc.	904,600	48,052,352
Hartford Financial Services Group, Inc.	3,723,031	83,544,816
Lincoln National Corp.	1,648,240	42,689,416
MetLife, Inc.	1,847,247	60,848,316
PartnerRe Ltd. (b)	231,400	18,625,386

Portfolio Abbreviation

ADR   American Depositary Receipts

See Notes to Financial Statements.

20	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Schedule of Investments (continued)	Master Basic Value LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
Prudential Financial, Inc.	1,185,400	$63,217,382
The Travelers Cos., Inc.	759,576	54,552,748
Willis Group Holdings Plc	386,600	12,962,698
XL Group Plc	732,600	18,358,956

		473,339,410
IT Services – 1.1%
The Western Union Co.	3,053,400	41,556,774
Leisure Equipment & Products – 0.2%
Hasbro, Inc. (b)	200,800	7,208,720
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	777,900	31,847,226
Machinery – 0.3%
Stanley Black & Decker, Inc.	144,000	10,651,680
Media – 6.4%
CBS Corp., Class B	50,600	1,881,622
Comcast Corp., Special Class A	1,752,100	62,987,995
The Interpublic Group of Cos., Inc.	1,488,600	16,404,372
Omnicom Group, Inc.	170,800	8,533,168
Time Warner, Inc.	1,273,766	60,924,228
Viacom, Inc., Class B	1,708,100	90,085,194

		240,816,579
Metals & Mining – 0.3%
Nucor Corp.	262,800	11,347,704
Multiline Retail – 0.3%
Kohl’s Corp.	296,700	12,752,166
Multi-Utilities – 1.0%
Dominion Resources, Inc.	584,698	30,287,356
Public Service Enterprise Group, Inc.	275,200	8,421,120

		38,708,476
Oil, Gas & Consumable Fuels – 11.7%
Apache Corp.	135,500	10,636,750
Chevron Corp.	210,300	22,741,842
Devon Energy Corp.	364,500	18,968,580
Exxon Mobil Corp.	1,380,400	119,473,620
Hess Corp.	900,200	47,674,592
Marathon Oil Corp.	3,622,022	111,051,194
Marathon Petroleum Corp.	146,600	9,235,800
Occidental Petroleum Corp.	375,000	28,728,750
Peabody Energy Corp.	1,347,216	35,849,418
Royal Dutch Shell Plc - ADR	245,700	16,941,015

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp.	577,400	$19,700,888

		441,002,449
Pharmaceuticals – 10.8%
Eli Lilly & Co.	571,700	28,196,244
Johnson & Johnson	1,610,500	112,896,050
Merck & Co., Inc.	2,999,916	122,816,561
Pfizer, Inc.	5,690,070	142,706,956
Warner Chilcott Plc, Class A	127,700	1,537,508

		408,153,319
Professional Services – 0.3%
The Dun & Bradstreet Corp.	57,200	4,498,780
Towers Watson & Co., Class A	147,900	8,313,459

		12,812,239
Semiconductors & Semiconductor Equipment – 0.2%
Broadcom Corp., Class A	46,100	1,530,981
LSI Corp. (a)	562,766	3,984,383

		5,515,364
Software – 2.5%
Microsoft Corp.	1,982,580	52,994,363
Oracle Corp.	1,226,200	40,856,984

		93,851,347
Total Long-Term Investments (Cost – $2,696,885,708) – 95.8%		3,619,523,679

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	127,801,091	127,801,091
	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (c)(d)(e)	$16,209	16,209,413
Total Short-Term Securities (Cost – $144,010,504) – 3.8%		144,010,504
Total Investments (Cost – $2,840,896,212*) – 99.6%		3,763,534,183
Other Assets Less Liabilities – 0.4%		15,127,806

Net Assets – 100.0%		$3,778,661,989

Notes to Schedule of Investments
*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,924,066,931

Gross unrealized appreciation	$866,668,556
Gross unrealized depreciation	(27,201,304)

Net unrealized appreciation	$839,467,252

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	21

Schedule of Investments (concluded)	Master Basic Value LLC

(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended December 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2012	Net Activity	Shares/ Beneficial Interest Held at December 31, 2012	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,060,695	126,740,396	127,801,091	$37,281	$1,182
BlackRock Liquidity Series LLC, Money Market Series	$36,138,350	$(19,928,937)	$16,209,413	$36,138	–

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
—

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access
—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	$3,619,523,679	–	–	$3,619,523,679
Short-Term Securities	127,801,091	$16,209,413	–	144,010,504
Total	$3,747,324,770	$16,209,413	–	$3,763,534,183

[1]	See above Schedule of Investments for values in each industry.

Certain of the Master LLC’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2012, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7,108	–	–	$7,108
Liabilities:
Collateral on securities loaned at value	–	$(16,209,413)	–	(16,209,413)
Total	$7,108	$(16,209,413)	–	$(16,202,305)

There were no transfers between levels during the six months ended December 31, 2012.

See Notes to Financial Statements.

22	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Statement of Assets and Liabilities	Master Basic Value LLC

December 31, 2012 (Unaudited)
Assets
Investments at value – unaffiliated (including securities loaned of $16,047,296) (cost – $2,696,885,708)	$3,619,523,679
Investments at value – affiliated (cost – $144,010,504)	144,010,504
Cash	7,108
Contributions receivable from investors	47,827
Investments sold receivable	116,283,242
Dividends receivable – unaffiliated	5,119,287
Dividends receivable – affiliated	12,627
Securities lending income receivable – affiliated	1,492
Prepaid expenses	71,173

Total assets	3,885,076,939

Liabilities
Collateral on securities loaned at value	16,209,413
Investments purchased payable	81,960,614
Withdrawals payable to investors	6,623,471
Investment advisory fees payable	1,310,398
Directors’ fees payable	12,063
Other affiliates payable	10,681
Other accrued expenses payable	288,310

Total liabilities	106,414,950

Net Assets	$3,778,661,989

Net Assets Consist of
Investors’ capital	$2,856,024,018
Net unrealized appreciation/depreciation	922,637,971

Net Assets	$3,778,661,989

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	23

Statement of Operations	Master Basic Value LLC

Six Months Ended December 31, 2012 (Unaudited)
Investment Income
Dividends – unaffiliated	$52,860,643
Foreign taxes withheld	(175,714)
Securities lending – affiliated – net	36,138
Dividends – affiliated	37,281

Total income	52,758,348

Expenses
Investment advisory	8,072,938
Accounting services	321,745
Custodian	89,399
Printing	2,144
Directors	47,606
Professional	45,961
Miscellaneous	28,996

Total expenses	8,608,789
Less fees waived by Manager	(16,944)

Total expenses after fees waived	8,591,845

Net investment income	44,166,503

Realized and Unrealized Gain
Net realized gain from:
Investments – unaffiliated	131,280,418
Capital gain distributions received from affiliated investment companies	1,182

131,281,600

Net change in unrealized appreciation/depreciation on investments	146,258,229

Total realized and unrealized gain	277,539,829

Net Increase in Net Assets Resulting from Operations	$321,706,332

See Notes to Financial Statements.

24	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Statements of Changes in Net Assets	Master Basic Value LLC

	Six Months
	Ended	Year Ended
	December 31, 2012	June 30,
Decrease in Net Assets:	(Unaudited)	2012
Operations
Net investment income	$44,166,503	$85,470,174
Net realized gain	131,281,600	239,962,318
Net change in unrealized appreciation/depreciation	146,258,229	(400,364,013)

Net increase (decrease) in net assets resulting from operations	321,706,332	(74,931,521)

Capital Share Transactions
Proceeds from contributions	298,514,128	913,262,519
Value of withdrawals	(806,970,882)	(1,673,540,701)

Net decrease in net assets derived from capital share transactions	(508,456,754)	(760,278,182)

Net Assets
Total decrease in net assets	(186,750,422)	(835,209,703)
Beginning of period	3,965,412,411	4,800,622,114

End of period	$3,778,661,989	$3,965,412,411

Financial Highlights	Master Basic Value LLC

	Six Months
	Ended
	December 31,
	2012		Year Ended June 30,
	(Unaudited)		2012	2011	2010	2009	2008
Total Investment Return
Total investment return	8.33%	[1]	(1.95)%	28.91%	14.40%	(23.55)%	(17.73)%

Ratios to Average Net Assets
Total expenses	0.43%	[2]	0.44%	0.43%	0.43%	0.44%	0.43%
Total expenses after fees waived	0.43%	[2]	0.44%	0.43%	0.43%	0.44%	0.43%
Net investment income	2.23%	[2]	2.00%	1.69%	2.05%	2.69%	1.87%

Supplemental Data
Net assets, end of period (000)	$3,778,662		$3,965,412	$4,800,622	$3,966,370	$3,744,860	$5,846,705
Portfolio turnover	24%		38%	64%	48%	38%	45%
[1]	Aggregate total investment return
[2]	Annualized

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND	DECEMBER 31, 2012	25

Notes to Financial Statements (Unaudited)	Master Basic Value LLC

1. Organization and Significant Accounting Policies:

Master Basic Value LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master LLC for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Master LLC values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Master LLC may withdraw up to 25%

of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor in the Money Market Series to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master LLC’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

26	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Notes to Financial Statements (continued)	Master Basic Value LLC

Securities Lending: The Master LLC may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Master LLC is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master LLC earns dividend or interest income on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due To mitigate this risk the Master LLC benefits from a borrower default indemnity provided by BlackRock, Inc. BlackRock’s indemnity allows for full replacement of securities lent. The Master LLC also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended December 31, 2012, any securities on loan were collateralized by cash.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended June 30, 2012. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Investment
Average Daily Net Assets	Advisory Fee
First $100 Million	0.60%
$100 — $200 Million	0.50%
Greater than $200 Million	0.40%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	27

Notes to Financial Statements (continued)	Master Basic Value LLC

LLC’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations. For the six months ended December 31, 2012, the amount waived was $16,944.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended December 31, 2012, the Master LLC reimbursed the Manager $21,363 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master LLC retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Master LLC benefits from a borrower default indemnity provided by BlackRock, Inc. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Master LLC is shown as securities lending – affiliated – net in the Statement of Operations. For the six months ended December 31, 2012, BIM received $20,300 in securities lending agent fees related to securities lending activities for the Master LLC.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2012, were $918,574,958 and $1,514,964,818, respectively.

4. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions. Effective November 2011 to November 2012, the credit agreement had the following terms: a commitment fee of 0.065% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month London Interbank Offered Rate (“LIBOR”) plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees which were allocated to the Master LLC based on its net assets as of October 31, 2011. The credit agreement, which expired in November 2012, was renewed with the same terms until November 2013. Effective November 2012 to November 2013, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees which were allocated to the Master LLC based on its net assets as of October 31, 2012. The Master LLC did not borrow under the credit agreement during the six months ended December 31, 2012.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

As of December 31, 2012, the Master LLC invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Master LLC and could affect the value, income and/or liquidity of positions in such securities.

28	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Notes to Financial Statements (concluded)	Master Basic Value LLC

6. Reorganization:

On September 12, 2011, an investor of the Master LLC acquired all of the net assets of BlackRock Focus Value Fund, Inc., pursuant to a plan of reorganization. As a result of the reorganization, which included $4,498,457 of net unrealized appreciation, the Master LLC received an in-kind contribution of portfolio securities of $118,173,446.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	29

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering     Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

30	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/ edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	31

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

32	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock ACWI ex-US Index Fund	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Opportunities Fund
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Index Equity Portfolio	BlackRock Real Estate Securities Fund
BlackRock China Fund	BlackRock India Fund	BlackRock Russell 1000 Index Fund
BlackRock Commodity Strategies Fund	BlackRock International Fund	BlackRock Science & Technology
BlackRock Emerging Markets Fund	BlackRock International Index Fund	Opportunities Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Equity Portfolio
Equity Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Plus Fund	BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock EuroFund	BlackRock Large Cap Value Fund	BlackRock S&P 500 Stock Fund
BlackRock Flexible Equity Fund	BlackRock Latin America Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Long-Horizon Equity Fund	BlackRock Value Opportunities Fund
BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock World Gold Fund
BlackRock Global Long/Short Equity Fund

Taxable Fixed Income Funds
BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	Opportunities Portfolio
BlackRock CoreAlpha Bond Fund	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock Emerging Market Local Debt Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock U.S. Government Bond Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Low Duration Bond Portfolio	BlackRock U.S. Mortgage Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Secured Credit Portfolio	BlackRock World Income Fund
BlackRock GNMA Portfolio

Municipal Fixed Income Funds
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Mixed Asset Funds
BlackRock Balanced Capital Fund	LifePath Active Portfolios	LifePath Index Portfolios
BlackRock Global Allocation Fund	2015 2035	Retirement 2040
BlackRock Managed Volatility Portfolio	2020 2040	2020 2045
BlackRock Multi-Asset Income Portfolio	2025 2045	2025 2050
BlackRock Multi-Asset Real Return Fund	2030 2050	2030 2055
BlackRock Strategic Risk Allocation Fund		2035

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement 2040
Moderate Prepared Portfolio	2020 2045
Growth Prepared Portfolio	2025 2050
Aggressive Growth Prepared Portfolio	2030 2055
2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2012	33

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

    BV-12/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 28, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date:	February 28, 2013

3